Cover	Oct. 09, 2019
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	001-38629
Entity Registrant Name	Equitrans Midstream Corporation
Entity Central Index Key	0001747009
Entity Tax Identification Number	83-0516635
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	2200 Energy Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	271-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ETRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	625 Liberty Avenue
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222